Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Property, plant and equipment

8 Property, plant and equipment

			Assets in	Total Property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2024	6,469	8,704	2,045	17,218
Additions through business combinations (Note 27)	1	15	2	18
Capital expenditure	27	63	1,905	1,995
Transfer of assets into use	312	729	(1,041)	–
Disposals and other movements	(44)	(271)	(40)	(355)
Exchange adjustments	(185)	(386)	(82)	(653)
At 31 December 2024	6,580	8,854	2,789	18,223
Additions through business combinations (Note 27)	3	2	–	5
Capital expenditure	25	91	2,811	2,927
Transfer of assets into use	278	779	(1,057)	–
Disposals and other movements	(35)	(172)	1	(206)
Exchange adjustments	389	766	196	1,351
At 31 December 2025	7,240	10,320	4,740	22,300
Depreciation and impairment
At 1 January 2024	2,765	5,051	–	7,816
Depreciation charge for the year	231	568	–	799
Impairment charge	–	(7)	49	42
Disposals and other movements	(39)	(252)	(49)	(340)
Exchange adjustments	(101)	(245)	–	(346)
At 31 December 2024	2,856	5,115	–	7,971
Depreciation charge for the year	249	630	–	879
Impairment charge	4	8	1	13
Disposals and other movements	(32)	(148)	(1)	(181)
Exchange adjustments	188	468	–	656
At 31 December 2025	3,265	6,073	–	9,338
Net book value
At 31 December 2024	3,724	3,739	2,789	10,252
At 31 December 2025	3,975	4,247	4,740	12,962

	2025	2024
	$m	$m
The net book value of land and buildings comprised:
Freeholds	3,564	3,329
Leaseholds	411	395